Notes to the Statements of Comprehensive Loss	12 Months Ended
Dec. 31, 2025
Notes to the Statements of Comprehensive Loss [Abstract]
Notes to the statements of comprehensive loss

Note 15 - Notes to the statements of comprehensive loss

A.	Research and development expenses, net

	Year ended December 31,
	2025	2024	2023
Salary and related expenses (1)	13,176	13,586	12,962
Consulting and professional services	2,028	2,422	4,153
Subcontractors	993	641	2,406
Computer maintenance	872	996	827
Car maintenance	516	561	754
Depreciation and amortization	462	417	523
Office maintenance	372	347	400
Miscellaneous	479	427	836
Total	18,898	19,397	22,861
	51	145	354

(1)	Including share-based payment

B.	Selling and marketing expenses, net

	Year ended December 31,
	2025	2024	2023
Investors relationship	1,532	2,477	2,108
Salary and related expenses	1,086	1,580	1,639
Miscellaneous	737	739	339
Less government grants (1)	-	-	(299)
Total	3,355	4,796	3,787

(1)	See Note 11B above.

C.	General and administrative expenses

	Year ended December 31,
	2025	2024	2023
Salaries and related expenses (1)(2)	3,190	3,440	2,632
Consulting and professional services	3,341	4,094	3,343
Directors fees	320	343	330
Office expenses	42	63	51
Insurance	456	693	1,141
Miscellaneous	1,056	1,040	830
Total	8,405	9,673	8,327
	124	453	624
	1,950	2,260	1,926

(1)	Including share-based payment

(2)	Including salary of related party (See Note 18B below)